Taxes (Details 1)	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
Income Tax Disclosure [Abstract]
U.S. Statutory rate	34.00%		34.00%
Foreign income not recognized in U.S.A	(34.00%)		(34.00%)
BVI income tax	0.00%		0.00%
PRC income tax	25.00%		25.00%
China income tax exemption	(2.80%)		(6.20%)
Other item (1)	(0.80%)	[1]	(7.50%)	[1]
Effective rate	21.40%		11.30%

[1]	The (0.8)% for the year ended June 30, 2012 mainly represents gain on change in fair value of warrants of $4,852,399 incurred by the Company, which did not incur tax expense to the Company. The (7.5)% for the year ended June 30, 2011 mainly represents change in fair value of warrants of $23,135,827 incurred by the Company that was not subject to the income tax.